INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Benefit (provision) for income taxes	$ (44)	$ 29	$ 319	$ 143
Effective tax rate	(3.21%)
Effective tax rate		(0.60%)	18.90%	(0.50%)
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforward			$ 234,200	$ 124,800
Operating loss carryforwards not subject to expiration			211,700
State and Local
Operating Loss Carryforwards [Line Items]
Operating loss carryforward			$ 69,100	$ 91,000